Share Based Payments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 $ / shares	May 31, 2020 £ / shares
Share Based Payments (Details) [Line Items]
Total outstanding fair value charge	$ 974	$ 1,176
Total expenses	$ 51	1,199	$ 5,173
Expected term of the award	4 years
Exercise price for options issued to employees and directors | (per share)					$ 0.48	£ 0.35
Share based payment transactions	$ 1,019
Charge of forfeitures	57	332
Share-based payment charges				$ 26
Tiziana Life Sciences PLC [Member]
Share Based Payments (Details) [Line Items]
Total expenses	703
Black-Scholes-Merton Valuation model [Member]
Share Based Payments (Details) [Line Items]
Total outstanding fair value charge	$ 2,602	$ 3,223	$ 12,339